BMW Vehicle Owner Trust 2010-A

Accrued Interest Date:	4/25/13	Collection Period Ending:	4/30/13
Current Payment Date:	5/28/13	Period:	37

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$807,017,816.96	$101,846,600.75	$93,407,362.36

Yield Supplement Overcollateralization	$31,823,968.20	$3,536,097.54	$3,187,510.86

Adjusted Pool Balance	$775,193,848.76	$98,310,503.21	$90,219,851.50

Reserve Account	$1,937,984.62	$1,937,984.62	$1,937,984.62

Overcollateralization	$25,193,848.76	$33,333,335.50	$33,333,335.50

Notes

Class A-1 Notes	$179,200,000.00	-	-

Class A-2 Notes	$239,000,000.00	-	-

Class A-3 Notes	$254,000,000.00	-	-

Class A-4 Notes	$77,800,000.00	$64,977,167.71	$56,886,516.00

	$750,000,000.00	$64,977,167.71	$56,886,516.00

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables					$323,439.44

Servicer Advances					37,686.76

Servicer Advance Reimbursement					23,238.26

Administrative Purchase Payment					0.00

Warranty Purchase Payment					56.64

Recoveries					39,037.67

Investment Earnings on Trust Accounts

Interest from Reserve Account					80.90

Interest from Collection Account					0.00

Total Available Interest					$377,063.15
Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal					$6,184,495.47

Receipts of Pre-Paid Principal					2,191,962.88

Liquidation Proceeds					41,460.84

Administrative Purchase Payment

Warranty Purchase Payment					12,422.55

Total Available Principal					$8,430,341.74

Advances from the Reserve Account					$0.00

Release from the Reserve Fund Account					$0.00

Total Available Funds					$8,807,404.89

Distributions:

Servicing Fees					$84,872.17

Non-recoverable Servicer Advance Reimbursement					19,605.74

Noteholder's Accrued and Unpaid Interest					113,710.04

Priority Principal Distribution to Noteholder's					0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance					0.00

Regular Principal Distributable Amount to Noteholders					8,090,651.71

Owner Trustee and Indenture Trustee Fees					0.00

Certificate Distribution Account (any remaining payments)					498,565.23

Total Distributions					$8,807,404.89

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance					$101,846,600.75

Monthly Principal Received

Regular Principal Received					$6,184,495.47

Prepaid Principal Received					2,191,962.88

Liquidations					41,460.84

Principal Balance Allocable to Gross Charge-offs					8,896.65

Principal Portion of Repurchased Receivables					12,422.55

Total Monthly Principal Amounts					$8,439,238.39

Ending Receivable Principal Balance					$93,407,362.36

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.27929%	$0.00	0.00
Class A-2 Notes			0.68000%	$0.00	0.00
Class A-3 Notes			1.39000%	$0.00	0.00
Class A-4 Notes			2.10000%	$113,710.04	1.46
				$113,710.04

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2 Notes	-	-	-	0.00	0.00
Class A-3 Notes	-	-	-	0.00	0.00
Class A-4 Notes	$64,977,167.71	$8,090,651.71	$56,886,516.00	103.99	0.73
	$64,977,167.71	$8,090,651.71	$56,886,516.00

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Beginning Period Required Amount					$3,536,097.54
Beginning Period Amount					3,536,097.54
Current Distribution Date Required Amount					3,187,510.86
Current Period Release					348,586.68
Ending Period Amount					3,187,510.86
Next Distribution Date Required Amount					$2,858,974.80

Reserve Account

Beginning Period Required Amount					$1,937,984.62
Beginning Period Amount					1,937,984.62
Net Investment Earnings					80.90
Current Period Deposit Amount Due					0.00

Reserve Fund Draw Amount					0.00
Ending Period Required Amount					1,937,984.62
Release to Depositor					80.90
Ending Period Amount					$1,937,984.62

Overcollateralization

Beginning Period Overcollateralization Amount					$33,333,335.50

Target Overcollateralization Amount					$33,333,335.50

Ending Period Over Collateralization Amount					$33,333,335.50

Current Period Release					$0.00

Receivables Data

				Beginning Period	Ending Period
Number of Contracts				16,864	16,385
Weighted Average Remaining Term				19.08	18.27
Weighted Average Annual Percentage Rate				3.92%	3.92%

Delinquencies
				Dollar Amount	Percentage
30-59 Days				$1,534,941.95	1.64%
60-89 Days				294,626.34	0.32%
90-119 Days				88,493.95	0.09%
120+ Days				495,656.48	0.53%

Total 30+ Days Past Due				$2,413,718.72	2.58%

Write-offs
Gross Principal Write-offs for Current Period					$8,896.65
Recoveries for Current Period					39,037.67
Net Write-Offs for Current Period					-30,141.02
Cumulative Net Realized Losses					$2,903,047.75

Repossessions				Dollar Amount	Units
Beginning Period Repossessed Receivables Balance				175,142.91	16
Ending Period Repossessed Receivables Balance				165,530.16	14

Principal Balance of 90+ Day Repossessed Vehicles				31,551.92	2

BMW FS from time to time has made deposits into the Collection Account in respect of unpaid interest on Liquidated Receivables and Receivables for which the related principal balance has been paid-in-full. Beginning in December 2011, the amount of such deposits by BMW FS in respect of unpaid interest was overstated and, as a result, the amounts reported in the monthly statements for BMW Vehicle Owner Trust 2010-A as “Interest Collected on Receivables” and “Certificate Distribution Account (any remaining payments)” (and related totals that included such amounts) were also overstated for the collection periods from December 1, 2011 through March, 2013.  The overstatements were determined by BMW FS to be immaterial to Noteholders, as there was no effect on either credit enhancement or payments to Noteholders as a result therof. BMW FS also determined that the amounts reported in such monthly statements as “Gross Principal Write-offs for Current Period” included interest and were therefore overstated.  In this monthly statement, the amount reported as “Cumulative Net Realized Losses” has been restated to exclude all interest.